Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	[1]	£ (872)	£ 43
Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		7,613
Financial assets, ending balance		6,091
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		5,941
Financial liabilities, ending balance		5,847
Trading liabilities | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		42,633
Financial liabilities, ending balance		39,542
Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains		0	0	£ 0
– exchange differences		0	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		624	252
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		(15)	210	16
Total losses recognised in other comprehensive income		0	0	0
– exchange differences		0	0	0
Purchases		46	107	616
New issuances		0	0	0
Sales		(9)	(232)	(2)
Settlements		(251)		(108)
Net settlements			(298)
Transfers out		(372)	(28)	(1)
Transfers in		11	91	1
Financial liabilities, ending balance		34	102	252
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		22	4	(9)
Designated at fair value | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		37,443
Financial liabilities, ending balance		39,964
Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains		0	0	0
– exchange differences		41	(35)	(29)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		2,962	3,958
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		(61)	(1,819)	1
Total losses recognised in other comprehensive income		41	(35)	(29)
– exchange differences		41	(35)	(29)
Purchases		0	0	0
New issuances		1,617	1,686	991
Sales		0	0	0
Settlements		(849)		(954)
Net settlements			352
Transfers out		(845)	(585)	(1,587)
Transfers in		173	289	694
Financial liabilities, ending balance		3,038	3,846	3,958
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(98)	(140)	52
Derivatives | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		197,082
Financial liabilities, ending balance		176,367
Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains		0	0	0
– exchange differences		5	(3)	2
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		2,355	2,335
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		702	570	84
Total losses recognised in other comprehensive income		5	(3)	2
– exchange differences		5	(3)	2
Purchases		0	0	0
New issuances		0	0	0
Sales		0	0	0
Settlements		(288)		(242)
Net settlements			(88)
Transfers out		(362)	(265)	(810)
Transfers in		363	407	365
Financial liabilities, ending balance		2,775	2,956	2,335
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(1,011)	(204)	(418)
Financial investments | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		39,990
Financial assets, ending balance		41,097
Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		1,079	907
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		(2)	1	(1)
Total losses recognised in other comprehensive income		49	(17)	(8)
– financial investments: fair value gains		14	0	7
– exchange differences		35	(17)	(15)
Purchases		83	114	913
New issuances		0	0	0
Sales		(37)	(20)	(52)
Settlements		(21)	(185)	(403)
Transfers out		969	46	158
Transfers in		0	34	0
Financial assets, ending balance		182	788	907
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		35	(17)	(15)
Financial investments | Level 3 | Recurring fair value measurements | Commercial paper
Reconciliation of changes in fair value measurement, assets [abstract]
Transfers out		900
Trading assets | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		116,042
Financial assets, ending balance		114,445
Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		3,570	2,050
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		(33)	213	(31)
Total losses recognised in other comprehensive income		(49)	(5)	8
– financial investments: fair value gains		0	0	0
– exchange differences		(49)	(5)	8
Purchases		1,322	554	1,934
New issuances		0	0	0
Sales		(964)	(470)	(579)
Settlements		(861)	(286)	(49)
Transfers out		760	196	81
Transfers in		310	242	266
Financial assets, ending balance		2,535	2,102	2,050
Unrealised gains/(losses) recognised in profit or loss relating to assets held		10	(6)	(33)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		(49)	(5)	8
Designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		9,417
Financial assets, ending balance		9,097
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		1,082	2,882
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		29	(20)	33
Total losses recognised in other comprehensive income		(43)	(46)	(38)
– financial investments: fair value gains		0	0	0
– exchange differences		(43)	(46)	(38)
Purchases		67	229	218
New issuances		0	0	0
Sales		(2)	(108)	(301)
Settlements		(28)	279	(2,064)
Transfers out		7	6	11
Transfers in		7	4	31
Financial assets, ending balance		1,105	3,214	2,882
Unrealised gains/(losses) recognised in profit or loss relating to assets held		8	(27)	50
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		(43)	(46)	(38)
Derivatives | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		198,172
Financial assets, ending balance		176,838
Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		1,882	1,823
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		737	357	410
Total losses recognised in other comprehensive income		6	(2)	(2)
– financial investments: fair value gains		0	0	0
– exchange differences		6	(2)	(2)
Purchases		0	0	0
New issuances		0	0	0
Sales		0	0	0
Settlements		(450)	85	(695)
Transfers out		234	162	521
Transfers in		328	395	194
Financial assets, ending balance		2,269	2,496	1,823
Unrealised gains/(losses) recognised in profit or loss relating to assets held		700	(2,088)	540
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		6	(2)	(2)
– net income from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		(15)	210	16
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		(61)	0	(1,818)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	0	(88)
– net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		702	570	84
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		(33)	213	(31)
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	23
– net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		737	357	410
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	(44)	9
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	(1,819)	1,819
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(98)	(140)	140
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		29	24	24
Unrealised gains/(losses) recognised in profit or loss relating to assets held		8	(27)	27
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
– gains from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– gains from financial investments at fair value through other comprehensive income | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– gains from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– gains from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		(2)	1	(1)
– gains from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– gains from financial investments at fair value through other comprehensive income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– gains from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– trading (expense)/income excluding net interest income | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		22	4	(9)
– trading (expense)/income excluding net interest income | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	0	0
– trading (expense)/income excluding net interest income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(1,011)	(204)	(418)
– trading (expense)/income excluding net interest income | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
– trading (expense)/income excluding net interest income | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		10	(6)	(33)
– trading (expense)/income excluding net interest income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
– trading (expense)/income excluding net interest income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		£ 700	£ (2,088)	£ 540

[1]	Amounts in 1H25 includes a £1bn fair value post-tax loss in other comprehensive income on a retained portfolio of home and other loans associated with the sale of our retail banking operations in France, and reclassified from hold-to-collect to hold-to-collect-and-sell business model, and measured in loans and advances at fair value through other comprehensive income.